Supplement to the
Fidelity® Total Market Index Fund (formerly Spartan® Total Market Index Fund)
Investor Class and Premium Class (formerly known as Fidelity Advantage® Class)
April 29, 2017
Summary Prospectus

Effective on August 1, 2017, the following information replaces similar information for Fidelity® Total Market Index Fund found in the "Fund Summary" section under the heading "Fee Table."

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Premium Class
Management fee(a)	0.015%	0.015%
Distribution and/or Service (12b-1) fees	None	None
Other expenses(a)	0.075%	0.020%
Total annual operating expenses	0.090%	0.035%

(a)  Adjusted to reflect current fees.

	Investor Class	Premium Class
1 year	$9	$4
3 years	$29	$11
5 years	$51	$20
10 years	$115	$45

STI-SUM-17-01 1.954608.106	July 31, 2017

Supplement to the
Fidelity® Total Market Index Fund (formerly Spartan® Total Market Index Fund)
Institutional Class and Institutional Premium Class (formerly known as Fidelity Advantage® Institutional Class)
April 29, 2017
Summary Prospectus

Effective on August 1, 2017, the following information replaces similar information for Fidelity® Total Market Index Fund found in the "Fund Summary" section under the heading "Fee Table."

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Institutional Class	Institutional Premium Class
Management fee(a)	0.015%	0.015%
Distribution and/or Service (12b-1) fees	None	None
Other expenses(a)	0.015%	0.000%
Total annual operating expenses	0.030%	0.015%

(a)  Adjusted to reflect current fees.

	Institutional Class	Institutional Premium Class
1 year	$3	$2
3 years	$10	$5
5 years	$17	$8
10 years	$39	$19

STI-I-SUM-17-01 1.954609.107	July 31, 2017